Other Liabilities (Tables)	12 Months Ended
Mar. 31, 2020
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Summary of Other Liabilities
Other liabilities at March 31, 2020 and 2019 consisted of the following:

	At March 31,
	2020	2019
	(In millions)
Accrued expenses	¥338,626	¥360,258
Unearned income	121,416	129,414
Financial guarantees and other credit-related contingent liabilities	42,515	43,117
Due to trust account	1,379,220	1,228,223
Payables to brokers, dealers and customers for securities transactions	1,712,641	828,758
Payables related to credit card services	636,032	703,845
Obligations from factoring transactions	506,202	587,960
Retirement benefit liabilities	38,986	36,027
Guarantee deposits received	1,130,839	497,379
Others	1,694,878	1,716,758

Total other liabilities	¥7,601,355	¥6,131,739